Related party transactions	12 Months Ended
Apr. 03, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended April 3, 2022, the Company incurred expenses with related parties of $1.7m (March 28, 2021 - $1.2m, March 29, 2020 - $1.7m) from companies related to certain shareholders. Net balances owing to related parties as at April 3, 2022 were $0.3m (March 28, 2021 - $0.3m).
A lease liability due to the previous controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $3.8m as at April 3, 2022 (March 28, 2021 - $4.6m). During the year ended April 3, 2022, the Company paid principal and interest on the lease liability, net of rent concessions, and other operating costs to entities affiliated with the Baffin Vendor totaling $1.4m (March 28, 2021 - $1.2m, March 29, 2020 - $1.4m). No amounts were owing to Baffin entities as at April 3, 2022 and March 28, 2021.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Short term employee benefits	12.5	13.2	9.1
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	11.5	8.6	5.9
Compensation expense	24.1	21.9	15.1